CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share Capital	Other Contributed capital	Reserves	Accumulated loss
Balance at the beginning at Dec. 31, 2020	$ 299,700	$ 27,224	$ 257,774	$ 39,360	$ (24,658)
Loss for the period	(38,339)				(38,339)
Other comprehensive income for the Period	(37,659)			(37,659)
Total comprehensive income/(loss) for the Period	(75,998)			(37,659)	(38,339)
New share issue	249,284	3,741	245,543
Share based compensation program	2,691		2,691
Balance at the end at Dec. 31, 2021	475,677	30,965	506,008	1,701	(62,997)
Loss for the period	(12,851)				(12,851)
Other comprehensive income for the Period	(60,289)			(60,289)
Total comprehensive income/(loss) for the Period	(73,140)			(60,289)	(12,851)
New share issue	24	24	0
Share based compensation program	8,125		8,125
Balance at the end at Dec. 31, 2022	410,685	30,989	514,133	(58,588)	(75,848)
Loss for the period	(31,600)				(31,600)
Other comprehensive income for the Period	16,293			16,293
Total comprehensive income/(loss) for the Period	(15,307)			16,293	(31,600)
New share issue	96,226	1,233	94,993
Share based compensation program	11,094		11,094
Balance at the end at Dec. 31, 2023	$ 502,698	$ 32,221	$ 620,220	$ (42,295)	$ (107,448)